Warrants	12 Months Ended
Dec. 31, 2024
Warrants
Warrants

14.     Warrants

The Group applied fair value accounting for all share-based payments awards. The fair value of each warrant granted is estimated on the date of grant using the Black-Scholes option-pricing model.

Warrant Activities

The assumptions used for warrants granted during the twelve months ended December 31, 2024, and 2023, are follows:

	December 31, 2024	December 31, 2023
Exercise Price	AUD$3.78	AUD$3.78
Expected dividends	0%	0%
Expected volatility	35%	35%
Rist free interest rate	2.53% - 3.71%	2.53%
Expected life of warrants	3 years	3 years

The following is a summary of the Group’s warrant activity:

	Warrant	Weighted Average Exercise Price
Balance - December 31, 2022 - outstanding	195,000	AUD$3.78
Forfeited/Cancelled	(43,333)	AUD$3.78
Balance - December 31, 2023 - outstanding	151,667	AUD$3.78
Granted	130,000	AUD$3.78
Forfeited/Cancelled	(43,333)	AUD$3.78
Balance - December 31, 2024 - outstanding	238,334	AUD$3.78
Balance - December 31, 2024 - exercisable	86,667	AUD$3.78

Warrants Outstanding			Warrants Exercisable
Weighted average exercise price	Number outstanding	Weighted average remaining expected life (in years)	Weighted average exercise price	Number exercisable	Weighted average remaining expected life (in years)
AUD 3.78	238,334	3	AUD 3.78	86,667	3

During the year ended December 31, 2024, the Group granted two new directors 130,000 warrants with a fair value of $106,460, vesting over three years in equal tranche.